UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21571

              Rogé Partners Funds

(Exact name of registrant as specified in charter)

               630 Johnson Avenue, Suite 103, Bohemia, NY  11716

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-218-0077

Date of fiscal year end:  6/30

Date of reporting period:  3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2006 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RICs) - 62.56%
	Blend - 7.20%
13,385	Fairholme Fund		$ 358,586
20,164	Matthew 25 Fund		377,273
			735,859
	Growth - 12.38%
12,835	Baron Partners Fund		266,831
9,938	Baron Small Cap Fund		256,306
24,931	Legg Mason Opportunity Trust +		469,204
2,012	Satuit Capital Micro Cap Fund		53,848
20,389	Tilson Focus Fund		217,760
			1,263,949
	International - 19.07%
13,954	Artisan International Value Fund, Investor Shares		350,117
9,828	Dodge & Cox International Stock Fund		378,375
18,411	Third Avenue International Value Fund		425,298
14,493	Tweedy Browne Global Value Fund		413,926
17,016	Wasatch International Growth Fund		379,968
			1,947,684
	Sector - Natural Resources - 3.42%
7,746	T. Rowe Price New Era Fund		349,199

	Sector - Real Estate - 0.11%
346	Third Avenue Real Estate Value Fund		11,206

	Value - 20.38%
8,964	Aegis Value Fund		160,537
9,991	Brown Advisory Small Cap Value Fund		150,268
6,379	First Manhattan Strategic Value Fund (a)		141,288
11,922	Longleaf Partners Fund		407,509
16,781	New River Small Cap Fund		269,664
10,496	Oakmark Select Fund, Class I		354,030
789	Third Avenue Small Cap Value Fund		20,442
6,375	Third Avenue Value Fund		372,723
18,985	Wintergreen Fund		205,231
			2,081,692

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $5,515,832)		6,389,589
Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006 (Unaudited)

Shares	Security		Value

	COMMON STOCKS - 33.72%
	Basic Materials - 1.06%
	Mining - 1.06%
10,000	Dundee Precious Metals, Inc. +		$ 108,006

	Communications - 0.80%
	Broadcast Services/Media - 0.80%
10,000	Liberty Media Corp, Class A +		82,100

	Consumer Non-Cyclical - 0.69%
	Tobacco - 0.69%
1,000	Altria Group, Inc.		70,860

	Energy - 1.91%
	Oil & Gas - 1.91%
1,800	Canadian Natural Resources		99,702
2,200	Cimarex Energy Co.		95,172
			194,874

	Financials - 21.75%
	Diversified Financials - 7.63%
7,500	Leucadia National Corp.		447,450
7,000	MVC Capital, Inc.		85,400
7,000	Resource America, Inc., Class A		139,440
4,500	RHJ International +		106,409
			778,699

	Insurance - 3.05%
400	American International Group, Inc.		26,436
95	Berkshire Hathaway, Inc., Class B +		286,140
			312,576

	Investment Banks - 1.72%
1,400	Legg Mason, Inc.		175,462

	Investment Companies - 7.08%
3,905	Capital Southwest Corp.		372,928
1,500	Corporacion Financiera Alba, SA **		75,877
14,500	Investor AB, Class A **		262,327
1,500	Seamark Asset Management, Ltd.		11,835
			722,967
Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006 (Unaudited)

Shares	Security		Value

	REITS - 1.31%
4,000	Annaly Mortgage Management, Inc.		$ 48,560
16,100	Winthrop Realty Trust +		85,169
16,100	Winthrop Realty Trust Rights Issue		54
	@ 5.25 - 12 Rights Per 1, 4/27/06 +		133,783

	Savings & Loan - 0.96%
2,300	Washington Mutual, Inc.		98,026

	Food & Beverages - 3.22%
	Beverages - 3.22%
2,800	Anheuser-Busch Cos., Inc.		119,756
3,300	Diageo PLC, ADR		209,319
			329,075

	Industrial - 0.52%
	Transportation - 0.52%
64,000	Wridgways Australia, Ltd.		52,936

	Retail - 1.84%
	Building Products - 0.62%
1,500	Home Depot, Inc.		63,450

	Home Builders - 0.70%
12,000	Southern Energy Homes, Inc. +		71,520

	Jewelery - 0.52%
1,500	Blue Nile, Inc. +		52,785

	Technology - 1.93%
	Data Management - 1.93%
4,200	First Data Corp.		196,644

	TOTAL COMMON STOCKS
	(Cost $2,882,955)		3,443,763

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2006 (Unaudited)

Shares	Security		Value

	LIMITED PARTNERSHIP - 2.17%
200,000	Armor Capital Partners LP + (b)		$ 221,887
	(Cost $200,000)

	SHORT TERM INVESTMENTS - 1.87%
	Money Market Mutual Funds - 1.87%
191,185	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $191,185)		191,185

	TOTAL INVESTMENTS
	(Cost $8,789,972*)	100.32%	$ 10,246,424

	Liabilities in excess of other assets	-0.32%	(32,794)

	TOTAL NET ASSETS	100.00%	$ 10,213,630

+ Non-income producing security.
* The cost for Federal income tax purposes was $8,789,972. At March 31, 2006, net unrealized appreciation for all securities based on tax cost was $1,456,452. This consists of aggregate gross unrealized appreciation of
$1,467,088 and aggregate gross unrealized depreciation of $10,636.
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.
(a) Fair valued security - Not restricted as to resale.
(b) Fair valued security - Restricted security.

RIC - Registered Investment Company
MSCI - Morgan Stanley Capital International
EAFE - Europe, Australia, Far East
ADR - American Depositary Receipts
LP - Limited Partnership

Securities Valuation - See Appendix A

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of March 31, 2006, the Fund held one security for which a market quotation was not readily available.    This security is identified as a “Restricted Security” in the preceding portfolio presentation and represents 2.17% of the Fund’s total net assets.

As of March 31, 2006, the Fund held one security for which a market quotation was not available timely for daily valuation purposes.       This security represents 1.38% of the Fund’s total net assets and is not restricted as to resale.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date      5/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date      5/25/06

By

*/s/ Susan J. Chesley

       Susan J. Chesley, Treasurer

Date      5/25/06